INTANGIBLE ASSETS AND GOODWILL (Carrying Amounts Of Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Customer relationships acquired	$ 1,684	$ 1,647
Less: Accumulated amortization	(206)	(80)
Balance at December 31,	$ 1,478	$ 1,567